Interest Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Interest Costs Capitalized	$ 341	2,059	11,174	0
Interest cost charged to expense	1,667	10,094	0	10,227
Interest cost incurred	$ 2,008	12,153	11,174	10,227